EQUITY - Movement of comprehensive income and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement of comprehensive income and loss
Total other comprehensive income	$ (80,623,890)	$ (69,490,725)	$ (31,840,474)
Cash flow hedge reserve
Movement of comprehensive income and loss
Increase (decrease)	(63,699,788)	(14,172,572)	(119,668,724)
Deferred taxes	20,217,065	3,875,908	38,337,727
Reclassification to the result by function	48,415,956	13,352,835	76,802,629
Reclassification of deferred taxes related to other reserves	(15,530,523)	(3,702,667)	(25,007,021)
Total other comprehensive income	(10,597,290)	(646,496)	(29,535,389)
Equity holders of the parent	(10,597,290)	(646,496)	(29,535,389)
Reserves for exchange rate differences
Movement of comprehensive income and loss
Increase (decrease)	(72,455,525)	(68,831,435)	148,686
Deferred taxes	2,476,204	232,666	(2,431,408)
Total other comprehensive income	(69,979,321)	(68,598,769)	(2,282,722)
Equity holders of the parent	(69,592,296)	(68,333,217)	(1,297,198)
Non-Controlling interests	(387,025)	(265,552)	(985,524)
Benefit related to defines benefit plans reserve
Movement of comprehensive income and loss
Increase (decrease)	(334,508)	(476,044)	(359,258)
Deferred taxes	89,366	121,390	86,222
Reclassification to the result by function	271,045	146,564	313,341
Reclassification of deferred taxes related to other reserves	(73,182)	(37,370)	(62,668)
Total other comprehensive income	(47,279)	(245,460)	(22,363)
Equity holders of the parent	(43,150)	(130,555)	11,253
Non-Controlling interests	$ (4,129)	$ (114,905)	$ (33,616)